SHAREHOLDERS' DEFICIT (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 07, 2018	Jan. 02, 2018	Jan. 02, 2018	Aug. 10, 2013	Mar. 28, 2018	Oct. 18, 2017	Jun. 30, 2016	Oct. 18, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 27, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2013
Common shares issued for debt conversion, Shares					136,894
Common shares issued for debt conversion, Amount					$ 100,000
Share Price							$ 0.10		$ 0.85			$ 0.85
Stock-based compensation									$ 1,444,933	$ 4,365,964
Accrued interest					$ 5,833
Stock-based professional fees									18,333	0
Prepaid expenses									$ 50,417
Exercise of stock options, Shares							500,000		323,373
Exercise of stock options, Value							$ 50,000		$ 10,000	0
Common share exercise compensation, Shares											750,000
Common share exercise compensation periodic payment											$ 5,000
Option exercise price											$ 1.00
Options exercise									130,000	115,000
Compensation expense									15,000	$ 15,000
Purchase of option granted						2,005,998
Unrecognized compensation and consulting expense												$ 5,671,391
Accounts payable									39,915			$ 164,906
Accrued expenses									75,000
Non-payment of research and development fees									$ 268,695
Consulting Agreement
Issuance of common shares for services, Shares	80,843
Issuance of common shares for services, Amount	$ 68,750
Subscription Agreement
Anti-dilution rights on common stock sales												1,175,902	3,880,480	2,425,300
Employment Agreements
Option exercise price				$ 0.031
Option, Assumptions used method				Black-Scholes option pricing model
Risk-free interest rate				1.46%
Expected dividend yield				0.00%
Expected option term				5 years 9 months
Expected volatility				79.00%
Employment Agreements | Silverman
Option exercise price						$ 0.31
Annual base salary						$ 300,000
Stock options granted minimum						500,000
Strike price						$ 0.26
Employment Agreements | Pugliese
Annual base salary								$ 180,000
Former Chief Executive Officer [Member]
Common shares issued for debt conversion, Shares		12,694,893
Common shares issued for debt conversion, Amount		$ 392,558
Stock-based compensation		$ 270,878
Former Chief Executive Officer [Member] | Employment Agreements
Compensation converted into common shares			12,694,893